Average Annual Total Returns (Vanguard Pacific Stock Index Fund Participant)	Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	FTSE Developed Asia Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	MSCI Pacific Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014	Spliced Pacific Stock Index Vanguard Pacific Stock Index Fund Vanguard Pacific Stock Index Fund - Investor Shares 11/1/2013 - 10/31/2014
Average Annual Returns for Periods Ended December 31, 2014
One Year	(4.69%)	(3.36%)	(2.70%)	(3.36%)
Five Years	5.16%	5.73%	5.66%	5.54%
Ten Years	3.94%	4.74%	4.18%	4.12%